787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 18, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Seasons Series Trust (Investment Company Act File No. 811-07725)
SunAmerica Series Trust (Investment Company Act File No. 811-07238)
Definitive Proxy Statement

Ladies and Gentlemen:

On behalf of Seasons Series Trust and SunAmerica Series Trust (each, a “Trust” and collectively, the “Trusts”), I hereby transmit for filing pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), the definitive proxy statement, notice to shareholders and form of proxy card (the “Proxy Materials”) relating to a joint special meeting of the Trusts’ shareholders scheduled to be held on March 24, 2014. The Proxy Materials are being mailed to shareholders of the Trusts on or about February 18, 2014.

Any questions concerning this filing should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Cc:	Nori L. Gabert, Esq., SunAmerica Asset Management, LLC
Margery K. Neale, Esq., Willkie Farr & Gallagher LLP
Stacey Ruiz, Esq., Willkie Farr & Gallagher LLP

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